Equity Investments with Carrying Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Cost-method Investments [Line Items]
Long-term investments	$ 133	$ 178
Cashido Corp. (Cashido)
Schedule of Cost-method Investments [Line Items]
Long-term investments	104	104
Equity Investments Percentage of Ownership	2.10%	2.10%
Vastview Technology, Corp. (Vastview)
Schedule of Cost-method Investments [Line Items]
Long-term investments	$ 29	$ 74
Equity Investments Percentage of Ownership	2.90%	3.90%